Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
409052672		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	02/17/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level XXX findings noted, condition cleared.; HMDA Data Tape Provided.	02/23/2026	Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409052756		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/06/2026	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Appraisal Review Fee, and XXX to XXX for the Credit Report Fee on the CD dated XXX.

Please see attached XXX and CDA Receipt; Please see attached Notice of Change of Circumstances; Cure Check, PCCD, LOX, and Shipping Label | | ; Please see PCCD and LOX for cure which was issued to the borrower
04/01/2026
Valid COC received - exception resolved; The COC provided did not contain a valid reason for the addition of the appraisal review fee. To comply with the COC requirements and rebaseline fee amounts, TPRs will look to the COC documentation in file to include the components enumerated within the regulations as set forth in the preceding paragraph. The COC documentation, at a minimum, should include: XXX) The original estimate of the cost (can be documented through fee amounts disclosed on the initial LE); XXX) specific reason for the revision and how it impacted the specific fee(s) that increased; XXX) the revised amount (can be documented through fee amounts disclosed on the revised LE/CD but increase must correspond with actual change resulting from documented COC and only fees related to the specific COC are considered for rebaseline); and XXX) the date of the changed circumstance (i. the date the creditor received information sufficient to establish that one of the reasons for revision provided under § XXX(e)(XXX)(iv)(A) through (F) Thas occurred); Exception remains. PCCD dated XX/XX/XXXX and copy of refund check for XXX for the appraisal Fee tolerance violation provided. Additional XXX tolerance violation is present due to the addition of the Appraisal Review Fee for XXX on the initial CD dated XX/XX/XXXX without a valid COC. XXX lender tolerance cure on the final CD along with the PCCD was for the violation of the Credit Report Fee. Please provide a new PCCD with the additional XXX cure along with the copy of check and proof of delivery. ; Audit reviewed the lenders response. Please provide a copy of the refund check in the amount of XXX and evidence of delivery to the borrower. Please note the LOE provided States clerical corrections made. And the refund on the CD is for $XXX. Condition retained.
04/02/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
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409052756		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/06/2026	Resolved	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete
Borrower 1 Credit Report is Partially Present. The mortgage Statement for the property at XXX States taxes and/or insurance are escrowed, however it does not indicate if both taxes and insurance are escrowed. Please provide taxes and insurance documentation or verification that taxes and insurance are escrowed.
															Please see attached Tax and HOI documents for XXX	03/27/2026	Lender provided taxes and insurance documentation as verification that taxes and insurance are escrowed. Condition cleared.	03/30/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
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409052756		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/06/2026	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §1026.19(f)(1)(ii) The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Documentation required to clear exception: The initial CD is missing from the loan file. The earliest CD in the loan file was issued on XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that is was received by the consumer XXX business days prior to consummation on XX/XXX/XXX.
															Initial CD	03/11/2026	Lender provided the initital CD. Condition cleared. ; Lender provided the initital CD. Condition cleared.	03/12/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
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409052756		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/06/2026	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated XX/XX/XXXX, however missing proof of e-consent dated XX/XX/XXXX or before.	eConsent	03/11/2026
Evidence of eConsent is provided. The eSigned documents consent is missing.; Evidence of eConsent is provided. Condition cleared.; Evidence of eConsent is provided. The eSigned documents consent is missing.; Evidence of eConsent is provided. Condition cleared.; Material
03/12/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
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409052756		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/06/2026	Resolved	FCOM1621	Compliance	Missing Initial Escrow Disclosure	Initial Escrow Account Disclosure is Missing Document Required : Initial Escrow Account Disclosure is Missing	Escrow Account Disclosure	03/11/2026	Initial Escrow Account Disclosure is Resolved; Initial Escrow Account Disclosure is Missing; Material	03/12/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
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409052756		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/06/2026	Resolved	FCOM1262	Compliance	Right of Rescission is Missing	Right of Rescission is Missing Documentation required to clear exception: Provide executed Right of Rescission for all borrowers and non-borrowers.	Notice of Right to Cancel	03/11/2026	Right of Rescission is Provided; Right of Rescission is Missing	03/12/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
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409052756		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/12/2026	Resolved	FCOM1265	Compliance	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form			Non-Borrower Title Holder Received Right of Rescission Form	03/12/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
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409052756		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/06/2026	Resolved	FCOM1232	Credit	The Final 1003 is Missing	The Final 1003 is Missing Missing Final 1003.	Final Signed 1003	03/11/2026	The Final 1003 is Present	03/12/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
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409052756		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/05/2026	Resolved	FCOM3075	Credit	Missing US Patriot Act Disclosure or ID	Missing US Patriot Act Disclosure or ID. Missing US Patriot Act Disclosure or ID for both borrowers.	Patriot Act Disclosure and Form	03/11/2026	US Patriot Act Disclosure or ID provided. Condition cleared.; Material	03/12/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
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409052756		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	03/05/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA Data Tape Provided.; ; HMDA received - no level XXX discrepancies - condition cleared	03/12/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.
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409052839		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/23/2026	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
The final application reflects a XXX home located at XXX with housing expenses of $XXX; however, the file does not contain documentation to support this amount. Please provide documentation to verify the housing expense used to qualify (and documentation verifying Free and Clear if applicable).
															Uploaded documentation of TIA on XXX	04/27/2026	Lender provided the tax, insurance and no HOA for XXX, owned free and clear per fraud report and XXX. Condition cleared.	04/28/2026
Borrower has stable job time - Borrower has XXX years on job. | Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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409052839		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/23/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply.			HMDA review completed, no Level XXX findings noted, condition cleared. ; HMDA Data Tape Provided.	04/27/2026
Borrower has stable job time - Borrower has XXX years on job. | Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% | Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
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409052842		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	04/29/2026	Resolved	FCRE3606	Credit	HMDA Data Tape Not Provided	Loan is pending HMDA data review. Additional conditions may apply. Loan is pending HMDA data review. Additional conditions may apply.			HMDA received - no level XXX discrepancies - condition cleared ; HMDA Data Tape Provided.	05/04/2026
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX | Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Calculated DTI of XXX% is less than Guideline DTI of XXX% | Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.96% is less than Guideline CLTV of 80% Calculated CLTV of 62.96% is less than Guideline CLTV of 80% | Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job. | Original LTV is Below the Guideline Maximum - Calculated LTV of 62.96% is less than Guideline LTV of 80% Calculated LTV of 62.96% is less than Guideline LTV of 80%
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409057463		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/24/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	06/26/2026	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409057463		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/25/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	06/26/2026	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
409057463		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	06/26/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	06/26/2026	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A